Net Income per Share Attributable to Common Stockholders - Antidilutive Securities (Detail) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	90,212	144,983	146,226	165,246	133,200
Redeemable convertible preferred stock and stock options to purchase common stock [Member] | Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	88,112	139,573	139,851	139,504	110,354
Redeemable convertible preferred stock and stock options to purchase common stock [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	562	3,614	4,420	23,440	20,948
Redeemable Convertible Preferred Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,231	1,796	1,955	2,302	1,898
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	307